OTHER PROVISIONS, CURRENT AND NON-CURRENT	12 Months Ended
Dec. 31, 2023
OTHER PROVISIONS, CURRENT AND NON-CURRENT
OTHER PROVISIONS, CURRENT AND NON-CURRENT

19  – OTHER PROVISIONS, CURRENT AND NON-CURRENT

19.1        Balances

The composition of provisions is as follows:

Description	12.31.2023	12.31.2022
	ThCh$	ThCh$
Litigation (1)	54,801,896	48,695,427
Total	54,801,896	48,695,427

Current	1,314,106	1,591,644
Non-current	53,487,790	47,103,783
Total	54,801,896	48,695,427
(1)	Correspond to the provision made for the probable losses of tax, labor and commercial contingencies, according to the following detail:

Description (see note 23.1)	12.31.2023	12.31.2022
	ThCh$	ThCh$
Tax contingencies	29,637,064	27,339,444
Labor contingencies	13,200,665	11,374,753
Civil contingencies	11,964,167	9,981,230
Total	54,801,896	48,695,427

19.2        Movements

The movement of principal provisions over litigation is detailed as follows:

Description	12.31.2023	12.31.2022
	ThCh$	ThCh$
Opening balance at January 1st	48,695,427	57,412,406
Additional provisions	—	48,639
Increase (decrease) in existing provisions	6,635,882	6,359,467
Used provision (payments made charged to the provision)	(4,139,270)	(3,108,988)
Reversal of unused provision*	—	(15,654,522)
Increase (decrease) due to foreign exchange rate differences	3,609,857	3,638,425
Total	54,801,896	48,695,427

(*) During 2022, the provision constituted by a defendant of the Government of the State of Rio de Janeiro related to the Advertising Contract was reversed. This is due to a review of the balances involved where the amounts claimed are reduced in favor of Rio de Janeiro Refrescos Ltda.